Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 13 - Earnings Per Common Share

A reconciliation of the numerators and denominators of the basic earnings per common share and diluted earnings per common share computations for 2011 and 2010 is presented below.

	2011	2010
Basic earnings per common share:
Net income available to common stockholders	5,384,982	5,178,547
Weighted-average common shares outstanding	2,832,161	2,823,599
Basic earnings per common share	$1.90	$1.83

Diluted earnings per common share:
Net income available to common stockholders	5,384,982	5,178,547
Weighted-average common shares outstanding	2,832,161	2,823,599
Add: dilutive effect of assumed stock option exercises and restricted stock	-	-
Weighted-average common and dilutive potential common shares outstanding	2,832,161	2,823,599
Diluted earnings per common share	$1.90	$1.83

There were 40,500 and 49,247 anti-dilutive shares outstanding at December 31, 2011 and 2010, respectively.